SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life in years	5 years	5 years
Expected volatility	73.10%	73.10%
Expected dividend yield	0.00%	0.00%
Fair value common stock	$ 1.00	$ 1.00
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rates	2.42%
Expected life in years	3 years 6 months
Expected volatility	73.10%
Expected dividend yield	0.00%
Fair value common stock	$ 1.00
Fair Value Common Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value common stock		1.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value common stock		0.0242
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life in years		3 years 6 months
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value common stock		0.731
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value common stock		0